UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%(1)

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	116,744	$14,650,205
United Technologies Corp.	89,848	10,497,840

		$25,148,045

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	91,192	$4,777,549

		$4,777,549

Auto Components — 1.1%
Dana Holding Corp.	180,543	$4,201,236
TRW Automotive Holdings Corp.(2)	35,954	2,934,565

		$7,135,801

Banks — 1.0%
PNC Financial Services Group, Inc.	36,483	$3,174,021
Wells Fargo & Co.	65,669	3,266,376

		$6,440,397

Beverages — 1.1%
Constellation Brands, Inc., Class A(2)	85,053	$7,226,953

		$7,226,953

Biotechnology — 4.7%
Biogen Idec, Inc.(2)	32,537	$9,952,092
Celgene Corp.(2)	58,799	8,208,340
Gilead Sciences, Inc.(2)	192,037	13,607,742

		$31,768,174

Capital Markets — 0.9%
Charles Schwab Corp. (The)	97,951	$2,677,001
Morgan Stanley	106,458	3,318,296

		$5,995,297

Chemicals — 4.4%
Cytec Industries, Inc.	35,012	$3,417,521
Ecolab, Inc.	28,931	3,124,259
LyondellBasell Industries NV, Class A	80,531	7,162,427
Monsanto Co.	100,110	11,389,515
PPG Industries, Inc.	23,250	4,497,945

		$29,591,667

Communications Equipment — 3.1%
QUALCOMM, Inc.	178,273	$14,058,609
Telefonaktiebolaget LM Ericsson, Class B	525,508	7,008,879

		$21,067,488

Consumer Finance — 1.6%
American Express Co.	117,185	$10,550,165

		$10,550,165

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	293,334	$13,953,898

		$13,953,898

Electrical Equipment — 3.5%
Emerson Electric Co.	195,311	$13,046,775
Generac Holdings, Inc.	76,467	4,509,259
Rockwell Automation, Inc.	44,606	5,555,677

		$23,111,711

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Corning, Inc.	395,597	$8,236,329
InvenSense, Inc.(2)	312,662	7,400,710
Trimble Navigation, Ltd.(2)	154,395	6,001,334

		$21,638,373

Energy Equipment & Services — 2.1%
Cameron International Corp.(2)	46,291	$2,859,395
FMC Technologies, Inc.(2)	64,563	3,375,999
Halliburton Co.	128,633	7,575,198

		$13,810,592

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	87,405	$9,761,390

		$9,761,390

Food Products — 6.7%
Hain Celestial Group, Inc. (The)(2)	77,711	$7,108,225
Hershey Co. (The)	153,718	16,048,159
Mondelez International, Inc., Class A	399,288	13,795,401
WhiteWave Foods Co. (The), Class A(2)	277,920	7,931,837

		$44,883,622

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	85,209	$3,281,399
Covidien PLC	49,041	3,612,360
Stryker Corp.	91,419	7,447,906

		$14,341,665

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.(2)	80,874	$6,072,829

		$6,072,829

Hotels, Restaurants & Leisure — 2.5%
Marriott International, Inc., Class A	57,676	$3,231,010
Starbucks Corp.	68,800	5,048,544
Yum! Brands, Inc.	115,393	8,699,478

		$16,979,032

Household Durables — 1.2%
Mohawk Industries, Inc.(2)	56,856	$7,731,279

		$7,731,279

Industrial Conglomerates — 1.0%
Danaher Corp.	91,642	$6,873,150

		$6,873,150

Insurance — 0.6%
AmTrust Financial Services, Inc.	114,165	$4,293,746

		$4,293,746

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(2)	38,307	$12,891,072
Netflix, Inc.(2)	13,902	4,893,921

		$17,784,993

Internet Software & Services — 8.8%
eBay, Inc.(2)	185,023	$10,220,671
Facebook, Inc., Class A(2)	191,710	11,548,610
Google, Inc., Class A(2)	30,390	33,869,959
Twitter, Inc.(2)	74,033	3,455,120

		$59,094,360

IT Services — 2.9%
Accenture PLC, Class A	99,133	$7,902,883
Visa, Inc., Class A	51,956	11,215,222

		$19,118,105

Security	Shares	Value
Machinery — 1.5%
Deere & Co.	110,010	$9,988,908

		$9,988,908

Media — 4.6%
Comcast Corp., Class A	215,247	$10,766,655
Lions Gate Entertainment Corp.	242,686	6,486,997
Live Nation Entertainment, Inc.(2)	150,000	3,262,500
Walt Disney Co. (The)	127,659	10,221,656

		$30,737,808

Multiline Retail — 3.0%
Dollar General Corp.(2)	140,532	$7,796,715
Macy’s, Inc.	127,157	7,539,139
Target Corp.	73,031	4,419,106

		$19,754,960

Oil, Gas & Consumable Fuels — 2.4%
Exxon Mobil Corp.	33,853	$3,306,761
Occidental Petroleum Corp.	50,044	4,768,693
Phillips 66	61,057	4,705,053
Range Resources Corp.	41,553	3,447,652

		$16,228,159

Pharmaceuticals — 5.3%
Perrigo Co. PLC	62,924	$9,731,826
Pfizer, Inc.	267,298	8,585,612
Roche Holding AG PC	24,995	7,517,588
Shire PLC ADR	63,701	9,461,509

		$35,296,535

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	46,913	$3,840,767
AvalonBay Communities, Inc.	13,100	1,720,292
Public Storage, Inc.	27,040	4,555,970

		$10,117,029

Road & Rail — 0.6%
Kansas City Southern	39,468	$4,028,104

		$4,028,104

Semiconductors & Semiconductor Equipment — 0.9%
NXP Semiconductors NV(2)	68,208	$4,011,312
Teradyne, Inc.(2)	86,320	1,716,905

		$5,728,217

Software — 5.1%
Microsoft Corp.	550,174	$22,551,632
Oracle Corp.	278,480	11,392,617

		$33,944,249

Specialty Retail — 3.4%
AutoNation, Inc.(2)	64,443	$3,430,301
Home Depot, Inc. (The)	68,586	5,427,210
Pier 1 Imports, Inc.	292,522	5,522,815
Ross Stores, Inc.	112,929	8,080,070

		$22,460,396

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	45,629	$24,490,909
NCR Corp.(2)	101,829	3,721,850

		$28,212,759

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	97,005	$7,164,789

		$7,164,789

Security			Shares	Value
Tobacco — 1.0%
Altria Group, Inc.			185,660	$6,949,254

				$6,949,254

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.(2)			127,150	$4,199,764

				$4,199,764

Total Common Stocks (identified cost $566,959,715)				$663,961,212

Short-Term Investments — 1.0%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)			$7,114	$7,113,786

Total Short-Term Investments (identified cost $7,113,786)				$7,113,786

Total Investments — 100.4% (identified cost $574,073,501)				$671,074,998

Covered Call Options Written — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	425	$41.00	4/19/14	$(1,700)
Accenture PLC, Class A	495	87.50	4/19/14	(1,237)
Altria Group, Inc.	925	38.00	5/17/14	(40,238)
Amazon.com, Inc.	190	370.00	4/19/14	(13,870)
American Express Co.	585	95.00	4/19/14	(11,407)
American Tower Corp.	235	85.00	4/19/14	(3,525)
AmTrust Financial Services, Inc.	570	40.00	4/19/14	(47,025)
Apple, Inc.	225	555.00	4/19/14	(47,138)
AutoNation, Inc.	320	55.00	4/19/14	(16,000)
AvalonBay Communities, Inc.	65	135.00	4/19/14	(2,762)
Biogen Idec, Inc.	160	375.00	4/19/14	(6,800)
Boeing Co. (The)	580	140.00	5/17/14	(16,240)
C.H. Robinson Worldwide, Inc.	455	57.50	5/17/14	(13,650)
Cameron International Corp.	230	67.50	5/17/14	(12,075)
Celgene Corp.	290	175.00	4/19/14	(1,160)
Charles Schwab Corp. (The)	490	30.00	5/17/14	(8,575)
Comcast Corp., Class A	1,075	55.00	4/19/14	(8,062)
Constellation Brands, Inc., Class A	425	85.00	4/19/14	(111,563)
Corning, Inc.	1,975	22.00	5/17/14	(60,238)
Costco Wholesale Corp.	435	115.00	5/17/14	(39,803)
Covidien PLC	245	75.00	4/19/14	(7,962)
Cytec Industries, Inc.	175	100.00	4/19/14	(12,688)
Dana Holding Corp.	900	24.00	5/17/14	(65,250)
Danaher Corp.	455	77.50	5/17/14	(40,950)
Deere & Co.	550	87.50	4/19/14	(196,625)
Dollar General Corp.	700	60.00	5/17/14	(50,750)
eBay, Inc.	925	60.00	4/19/14	(7,862)
Ecolab, Inc.	145	115.00	5/17/14	(5,800)
Emerson Electric Co.	975	67.50	5/17/14	(117,000)
Express Scripts Holding Co.	400	80.00	4/19/14	(2,000)
Exxon Mobil Corp.	165	97.50	5/17/14	(33,743)
Facebook, Inc., Class A	955	80.00	4/19/14	(1,910)
FMC Technologies, Inc.	320	52.50	4/19/14	(28,000)
Generac Holdings, Inc.	380	60.00	4/19/14	(37,050)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Gilead Sciences, Inc.	960	$87.50	4/19/14	$(2,880)
Hain Celestial Group, Inc. (The)	385	95.00	4/19/14	(21,175)
Halliburton Co.	640	62.50	5/17/14	(44,480)
Hershey Co. (The)	765	115.00	5/17/14	(16,830)
Home Depot, Inc. (The)	340	82.50	5/17/14	(16,320)
InvenSense, Inc.	1,560	28.00	4/19/14	(15,600)
Kansas City Southern	195	105.00	4/19/14	(38,025)
LyondellBasell Industries NV, Class A	400	90.00	4/19/14	(42,000)
Macy’s, Inc.	635	62.50	5/17/14	(54,610)
Marriott International, Inc., Class A	285	57.50	4/19/14	(8,550)
Microsoft Corp.	2,750	41.00	5/17/14	(353,375)
Mohawk Industries, Inc.	280	155.00	4/19/14	(2,800)
Mondelez International, Inc., Class A	1,995	36.00	5/17/14	(71,820)
Monsanto Co.	500	120.00	4/19/14	(18,750)
Morgan Stanley	530	32.00	4/19/14	(22,260)
NCR Corp.	505	36.00	4/19/14	(71,963)
NIKE, Inc., Class B	485	82.50	4/19/14	(727)
NXP Semiconductors NV	340	62.50	4/19/14	(16,150)
Occidental Petroleum Corp.	250	100.00	4/19/14	(3,250)
Oracle Corp.	1,390	40.00	4/19/14	(180,700)
Perrigo Co. PLC	315	175.00	4/19/14	(3,150)
Pfizer, Inc.	1,335	33.00	4/19/14	(41,385)
Phillips 66	305	82.50	4/19/14	(6,100)
Pier 1 Imports, Inc.	1,460	21.00	4/19/14	(18,250)
PNC Financial Services Group, Inc.	180	90.00	5/17/14	(13,230)
PPG Industries, Inc.	115	200.00	4/19/14	(16,675)
Public Storage, Inc.	135	175.00	5/17/14	(17,550)
QUALCOMM, Inc.	890	82.50	5/17/14	(65,860)
Range Resources Corp.	205	92.50	4/19/14	(2,562)
Rockwell Automation, Inc.	220	125.00	4/19/14	(36,300)
Ross Stores, Inc.	565	72.50	4/19/14	(42,375)
Shire PLC ADR	315	165.00	4/19/14	(7,087)
Starbucks Corp.	340	80.00	5/17/14	(16,830)
Stryker Corp.	455	82.50	5/17/14	(71,663)
T-Mobile US, Inc.	635	35.00	4/19/14	(42,545)
Target Corp.	365	62.50	4/19/14	(7,300)
Teradyne, Inc.	430	22.00	5/17/14	(6,450)
Trimble Navigation, Ltd.	770	42.50	5/17/14	(44,275)
TRW Automotive Holdings Corp.	180	90.00	4/19/14	(2,250)
Twitter, Inc.	370	62.50	4/19/14	(925)
United Technologies Corp.	445	120.00	4/19/14	(15,130)
Verizon Communications, Inc.	820	49.00	4/19/14	(6,560)
Visa, Inc., Class A	260	235.00	5/17/14	(27,560)
Walt Disney Co. (The)	635	82.50	4/19/14	(35,878)
Wells Fargo & Co.	325	48.00	4/19/14	(63,700)
WhiteWave Foods Co. (The), Class A	1,390	30.00	4/19/14	(27,800)
Yum! Brands, Inc.	575	80.00	4/19/14	(4,025)

Total Covered Call Options Written (premiums received $4,073,651)				$(2,716,338)

Other Assets, Less Liabilities — (0.0)%(4)				$(333,363)

Net Assets — 100.0%				$668,025,297

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $3,253.

(4)	Amount is less than (0.05)%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$574,288,209

Gross unrealized appreciation	$103,350,900
Gross unrealized depreciation	(6,564,111)

Net unrealized appreciation	$96,786,789

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	41,585	$4,572,251
Options written	84,515	7,944,067
Options terminated in closing purchase transactions	(38,165)	(4,278,578)
Options expired	(41,270)	(4,164,089)

Outstanding, end of period	46,665	$4,073,651

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,716,338.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$129,749,058	$—		$—	$129,749,058
Consumer Staples	68,821,219	—		—	68,821,219
Energy	30,038,751	—		—	30,038,751
Financials	37,396,634	—		—	37,396,634
Health Care	79,961,615	7,517,588		—	87,479,203
Industrials	73,927,467	—		—	73,927,467
Information Technology	181,794,672	7,008,879		—	188,803,551
Materials	29,591,667	—		—	29,591,667
Telecommunication Services	18,153,662	—		—	18,153,662
Total Common Stocks	$649,434,745	$14,526,467	*	$—	$663,961,212
Short-Term Investments	$—	$7,113,786		$—	$7,113,786
Total Investments	$649,434,745	$21,640,253		$—	$671,074,998

Liability Description
Covered Call Options Written	$(2,716,338)	$—		$—	$(2,716,338)
Total	$(2,716,338)	$—		$—	$(2,716,338)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014